Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Reportable Segment Information

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2019	(in millions)
Revenues from:
External Customers	$214.6	$—		$—		$214.6
Sales to AEP Affiliates	806.7	—		—		806.7
Other Revenues	0.1	—		—		0.1
Total Revenues	$1,021.4	$—		$—		$1,021.4

Depreciation and Amortization	$176.0	$—		$—		$176.0
Interest Income	1.3	123.8		(122.1)	(a)	3.0
Allowance for Equity Funds Used During Construction	84.3	—		—		84.3
Interest Expense	97.4	122.1		(122.1)	(a)	97.4
Income Tax Expense	117.1	0.3		—		117.4

Net Income	$438.6	$1.1	(b)	$—		$439.7

Gross Property Additions	$1,419.5	$—		$—		$1,419.5

Total Transmission Property	$9,893.2	$—		$—		$9,893.2
Accumulated Depreciation and Amortization	402.3	—		—		402.3
Total Transmission Property - Net	$9,490.9	$—		$—		$9,490.9

Notes Receivable - Affiliated	$—	$3,427.3		$(3,427.3)	(c)	$—

Total Assets	$9,865.0	$3,519.1	(d)	$(3,493.3)	(e)	$9,890.8

Total Long-Term Debt	$3,465.0	$3,427.3		$(3,465.0)	(c)	$3,427.3

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2018	(in millions)
Revenues from:
External Customers	$177.0	$—		$—		$177.0
Sales to AEP Affiliates	598.9	—		—		598.9
Other Revenues	0.2	—		—		0.2
Total Revenues	$776.1	$—		$—		$776.1

Depreciation and Amortization	$133.9	$—		$—		$133.9
Interest Income	1.3	104.6		(103.4)	(a)	2.5
Allowance for Equity Funds Used During Construction	70.6	—		—		70.6
Interest Expense	83.2	103.4		(103.4)	(a)	83.2
Income Tax Expense	83.9	0.2		—		84.1

Net Income	$314.9	$1.0	(b)	$—		$315.9

Gross Property Additions	$1,570.8	$—		$—		$1,570.8

Total Transmission Property	$8,268.1	$—		$—		$8,268.1
Accumulated Depreciation and Amortization	271.9	—		—		271.9
Total Transmission Property - Net	$7,996.2	$—		$—		$7,996.2

Notes Receivable - Affiliated	$—	$2,823.0		$(2,823.0)	(c)	$—

Total Assets	$8,406.8	$2,857.1	(d)	$(2,869.8)	(e)	$8,394.1

Total Long-Term Debt	$2,850.0	$2,823.0		$(2,850.0)	(c)	$2,823.0
`

	State Transcos	AEPTCo Parent		Reconciling Adjustments		AEPTCo Consolidated
2017	(in millions)
Revenues from:
External Customers	$138.0	$—		$—		$138.0
Sales to AEP Affiliates	568.1	—		—		568.1
Other	0.8	—		—		0.8
Total Revenues	$706.9	$—		$—		$706.9

Depreciation and Amortization	$95.7	$—		$—		$95.7
Interest Income	0.7	82.9		(82.4)	(a)	1.2
Allowance for Equity Funds Used During Construction	49.0	—		—		49.0
Interest Expense	70.2	82.4		(82.4)	(a)	70.2
Income Tax Expense (Benefit)	142.0	0.2		—		142.2

Net Income (Loss)	$270.4	$0.3	(b)	$—		$270.7

Gross Property Additions	$1,522.5	$—		$—		$1,522.5

Total Assets	$7,086.9	$2,590.1	(d)	$(2,594.9)	(e)	$7,082.1

(a)	Elimination of intercompany interest income/interest expense on affiliated debt arrangement.

(b)	Includes elimination of AEPTCo Parent’s equity earnings in the State Transcos.

(c)	Elimination of intercompany debt.

(d)	Includes elimination of AEPTCo Parent’s investments in the State Transcos.
(e)
Primarily relates to elimination of Notes Receivable from the State Transcos.

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2019
Revenues from:
External Customers	$9,245.7	$4,319.0	$260.2	$1,721.8	$14.7		$—		$15,561.4
Other Operating Segments	121.4	163.5	813.0	135.8	81.1		(1,314.8)		—
Total Revenues	$9,367.1	$4,482.5	$1,073.2	$1,857.6	$95.8		$(1,314.8)		$15,561.4

Asset Impairments and Other Related Charges	$92.9	$32.5	$—	$31.0	$—		$—		$156.4
Depreciation and Amortization	1,447.0	789.5	183.4	69.5	0.6		24.5	(b)	2,514.5
Interest Expense	568.3	243.3	103.3	30.0	193.7		(66.1)	(b)	1,072.5
Income Tax Expense (Benefit)	(97.7)	(25.2)	136.2	(53.8)	27.6		—		(12.9)
Equity Earnings (Loss) of Unconsolidated Subsidiaries	3.0	—	72.8	(3.8)	0.1		—		72.1
Net Income (Loss)	$985.6	$451.0	$520.1	$104.1	$(141.0)		$—		$1,919.8

Gross Property Additions	$2,437.4	$2,074.3	$1,458.9	$1,005.1	$14.5		$(20.4)		$6,969.8

Total Property, Plant and Equipment	$47,323.7	$19,773.3	$10,334.0	$1,650.8	$418.4		$(354.5)	(b)	$79,145.7
Accumulated Depreciation and Amortization	14,580.4	3,911.2	418.9	99.0	184.5		(186.4)	(b)	19,007.6
Total Property, Plant and Equipment – Net	$32,743.3	$15,862.1	$9,915.1	$1,551.8	$233.9		$(168.1)	(b)	$60,138.1

Total Assets	$41,228.8	$18,757.5	$11,143.5	$3,123.8	$5,440.0	(c)	$(3,801.3)	(b) (d)	$75,892.3

Investments in Equity Method Investees	$41.7	$2.5	$787.5	$459.5	$65.4		$—		$1,356.6

Long-term Debt Due Within One Year:
Affiliated	$20.0	$—	$—	$—	$—		$(20.0)		$—
Nonaffiliated	704.7	392.2	—	—	501.8	(e)	—		1,598.7

Long-term Debt:
Affiliated	39.0	—	—	—	—		(39.0)		—
Nonaffiliated	12,162.0	6,248.1	3,593.8	—	3,122.9	(e)	—		25,126.8

Total Long-term Debt	$12,925.7	$6,640.3	$3,593.8	$—	$3,624.7		$(59.0)		$26,725.5

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other (a)		Reconciling Adjustments		Consolidated
	(in millions)
2018
Revenues from:
External Customers	$9,556.7	$4,552.3	$248.6	$1,818.1	$20.0		$—		$16,195.7
Other Operating Segments	88.8	100.8	555.5	122.2	75.1		(942.4)		—
Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1		$(942.4)		$16,195.7

Asset Impairments and Other Related Charges	$3.4	$—	$—	$47.7	$19.5		$—		$70.6
Depreciation and Amortization	1,316.2	734.1	137.8	41.0	0.4		57.1	(b)	2,286.6
Interest Expense	567.8	248.1	90.7	14.9	122.6		(59.7)	(b)	984.4
Income Tax Expense (Benefit)	5.7	42.4	95.3	(49.2)	21.1		—		115.3
Equity Earnings of Unconsolidated Subsidiaries	2.7	—	68.7	0.5	1.2		—		73.1
Net Income (Loss)	$995.5	$527.4	$373.0	$134.7	$(99.3)		$—		$1,931.3

Gross Property Additions	$2,282.2	$2,162.4	$1,614.1	$289.7	$16.3		$(39.2)		$6,325.5

Total Property, Plant and Equipment	$45,365.1	$18,126.7	$8,659.5	$893.3	$395.2		$(354.6)	(b)	$73,085.2
Accumulated Depreciation and Amortization	13,822.5	3,833.7	282.8	47.0	186.6		(186.5)	(b)	17,986.1
Total Property, Plant and Equipment – Net	$31,542.6	$14,293.0	$8,376.7	$846.3	$208.6		$(168.1)	(b)	$55,099.1

Total Assets	$38,874.3	$17,083.4	$9,543.7	$1,979.7	$4,036.5	(c)	$(2,714.8)	(b) (d)	$68,802.8

Investments in Equity Method Investees	$39.6	$2.9	$750.9	$26.7	$26.1		$—		$846.2

Long-term Debt Due Within One Year:
Nonaffiliated	$1,066.3	$549.1	$85.0	$0.1	$(2.0)	(e)	$—		$1,698.5

Long-term Debt:
Affiliated	50.0	—	—	32.2	—		(82.2)		—
Nonaffiliated	11,442.7	5,048.8	2,888.6	(0.3)	2,268.4		—		21,648.2

Total Long-term Debt	$12,559.0	$5,597.9	$2,973.6	$32.0	$2,266.4	(e)	$(82.2)		$23,346.7

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other(a)		Reconciling Adjustments		Consolidated
	(in millions)
2017
Revenues from:
External Customers	$9,095.1	$4,328.9	$178.4	$1,771.4	$51.1		$—		$15,424.9
Other Operating Segments	96.9	90.4	588.3	103.7	69.7		(949.0)		—
Total Revenues	$9,192.0	$4,419.3	$766.7	$1,875.1	$120.8		$(949.0)		$15,424.9

Asset Impairments and Other Related Charges	$33.6	$—	$—	$53.5	$—		$—		$87.1
Depreciation and Amortization	1,142.5	667.5	102.2	24.2	0.3		60.5	(b)	1,997.2
Interest Expense	540.0	244.1	72.8	18.5	63.9		(44.3)	(b)	895.0
Income Tax Expense	425.6	127.2	189.8	189.7	37.4		—		969.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries	$(3.8)	$—	$88.6	$—	$(2.4)		$—		$82.4

Net Income (Loss)	$803.3	$636.4	$355.6	$166.0	$(32.4)		$—		$1,928.9

Gross Property Additions	$2,343.2	$1,558.4	$1,542.8	$328.5	$15.6		$(90.4)		$5,698.1

Total Assets	$37,579.7	$16,060.7	$8,141.8	$2,009.8	$3,959.1	(c)	$(3,022.0)	(b) (d)	$64,729.1

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income, interest expense and other nonallocated costs.

(b)	Includes eliminations due to an intercompany finance lease.

(c)	Includes elimination of AEP Parent’s investments in wholly-owned subsidiary companies.

(d)	Reconciling Adjustments for Total Assets primarily include elimination of intercompany advances to affiliates and intercompany accounts receivable.

(e)	Amounts reflect the impact of fair value hedge accounting. See “Accounting for Fair Value Hedging Strategies” section of Note 10 for additional information.